Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
November 30, 2022
BAL-K6-NPRT1-0123
1.9893900.103
Common Stocks - 66.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.1%
Liberty Global PLC Class C (a)	55,345	1,144,535
Entertainment - 1.1%
Activision Blizzard, Inc.	42,347	3,131,561
Cinemark Holdings, Inc. (a)	28,682	390,362
Netflix, Inc. (a)	19,935	6,090,741
Sea Ltd. ADR (a)	16,737	976,939
Take-Two Interactive Software, Inc. (a)	9,445	998,242
The Walt Disney Co. (a)	26,974	2,639,945
Warner Bros Discovery, Inc. (a)	2,428	27,679
		14,255,469
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (a)	167,217	16,887,245
Class C (a)	131,068	13,296,849
Epic Games, Inc. (a)(b)(c)	182	154,127
Meta Platforms, Inc. Class A (a)	94,118	11,115,336
Snap, Inc. Class A (a)	154,265	1,590,472
Tongdao Liepin Group (a)	63,038	63,691
		43,107,720
Media - 0.6%
Altice U.S.A., Inc. Class A (a)(d)	38,232	174,338
Charter Communications, Inc. Class A (a)	4,112	1,608,984
Comcast Corp. Class A	90,142	3,302,803
Liberty Broadband Corp.:
Class A (a)	16,311	1,471,252
Class C (a)	12,350	1,122,121
		7,679,498
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	22,366	3,387,554
TOTAL COMMUNICATION SERVICES		69,574,776
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Adient PLC (a)	23,793	926,499
Automobiles - 1.0%
Ferrari NV	4,381	977,182
Tesla, Inc. (a)	60,683	11,814,980
		12,792,162
Distributors - 0.1%
LKQ Corp.	19,903	1,081,330
Hotels, Restaurants & Leisure - 1.1%
ARAMARK Holdings Corp.	5,077	211,203
Booking Holdings, Inc. (a)	1,899	3,948,876
Caesars Entertainment, Inc. (a)	21,160	1,075,140
Churchill Downs, Inc.	9,277	2,059,123
Domino's Pizza, Inc.	3,586	1,393,986
Marriott International, Inc. Class A	21,349	3,530,057
McDonald's Corp.	8,656	2,361,270
Sweetgreen, Inc. Class A	2,434	34,879
		14,614,534
Household Durables - 0.1%
D.R. Horton, Inc.	5,232	449,952
Lennar Corp. Class A	7,144	627,458
Mohawk Industries, Inc. (a)	6,674	676,276
		1,753,686
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	257,605	24,869,187
Cazoo Group Ltd. (a)(b)	5,700	1,539
Deliveroo PLC Class A (a)(e)	15,066	15,731
eBay, Inc.	50,276	2,284,541
Uber Technologies, Inc. (a)	62,279	1,814,810
		28,985,808
Multiline Retail - 0.4%
Dollar General Corp.	17,094	4,370,594
Nordstrom, Inc. (d)	34,418	721,745
Ollie's Bargain Outlet Holdings, Inc. (a)	4,075	248,168
Target Corp.	4,436	741,123
		6,081,630
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	3,824	748,280
Industria de Diseno Textil SA	40,441	1,055,664
Lowe's Companies, Inc.	34,794	7,395,465
The Home Depot, Inc.	13,634	4,417,280
TJX Companies, Inc.	73,838	5,910,732
		19,527,421
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	10,479	600,971
LVMH Moet Hennessy Louis Vuitton SE	863	669,713
NIKE, Inc. Class B	18,173	1,993,396
PVH Corp.	11,048	742,205
Tapestry, Inc.	43,312	1,635,894
		5,642,179
TOTAL CONSUMER DISCRETIONARY		91,405,249
CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	1,218	468,163
Celsius Holdings, Inc. (a)	3,653	406,725
Constellation Brands, Inc. Class A (sub. vtg.)	12,761	3,284,043
Duckhorn Portfolio, Inc. (a)	11,838	190,118
Keurig Dr. Pepper, Inc.	7,455	288,285
Monster Beverage Corp. (a)	25,658	2,639,182
PepsiCo, Inc.	36,803	6,827,325
Pernod Ricard SA	3,174	629,677
The Coca-Cola Co.	122,356	7,783,065
		22,516,583
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	25,042	524,630
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	18,628	848,622
Cake Box Holdings PLC	9,115	12,777
Costco Wholesale Corp.	12,175	6,565,369
Sysco Corp.	16,438	1,422,051
U.S. Foods Holding Corp. (a)	52,859	1,933,582
Walmart, Inc.	48,206	7,347,559
		18,654,590
Food Products - 0.7%
Bunge Ltd.	3,718	389,795
Darling Ingredients, Inc. (a)	5,967	428,610
Freshpet, Inc. (a)	11,181	749,351
Hotel Chocolat Group Ltd. (a)(d)	6,867	12,085
Lamb Weston Holdings, Inc.	7,403	643,321
Local Bounti Corp. (a)(d)	33,036	69,376
McCormick & Co., Inc. (non-vtg.)	13,819	1,177,102
Mondelez International, Inc.	50,749	3,431,140
Sovos Brands, Inc. (a)	17,261	248,386
The Hershey Co.	6,720	1,580,342
TreeHouse Foods, Inc. (a)	8,237	407,155
		9,136,663
Household Products - 0.9%
Procter & Gamble Co.	77,293	11,529,024
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	7,365	1,736,593
Olaplex Holdings, Inc. (a)	35,734	213,332
The Honest Co., Inc. (a)(d)	6,207	17,876
		1,967,801
TOTAL CONSUMER STAPLES		63,804,661
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (a)	57,878	1,005,341
Halliburton Co.	10,739	406,901
Schlumberger Ltd.	61,427	3,166,562
Weatherford International PLC (a)	18,733	813,012
		5,391,816
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	55,946	3,340,165
Eco Atlantic Oil & Gas Ltd. (a)	160,882	43,057
Exxon Mobil Corp.	150,731	16,782,390
Genesis Energy LP	10,868	114,875
Hess Corp.	34,753	5,001,304
Imperial Oil Ltd.	60,792	3,458,656
Kosmos Energy Ltd. (a)	199,970	1,329,801
MEG Energy Corp. (a)	227,919	3,244,730
Phillips 66 Co.	23,518	2,550,292
Tourmaline Oil Corp.	24,163	1,470,635
Valero Energy Corp.	18,670	2,494,685
Vertex Energy, Inc. (a)(d)	12,892	106,875
		39,937,465
TOTAL ENERGY		45,329,281
FINANCIALS - 7.5%
Banks - 3.9%
AIB Group PLC	74,400	241,597
Bank of America Corp.	428,774	16,229,096
BankUnited, Inc.	5,375	197,370
BNP Paribas SA	14,831	833,384
Citizens Financial Group, Inc.	25,392	1,076,113
Comerica, Inc.	17,247	1,237,300
DNB Bank ASA	11,313	220,899
Eurobank Ergasias Services and Holdings SA (a)	745,517	859,796
JPMorgan Chase & Co.	48,350	6,681,003
M&T Bank Corp.	10,783	1,833,326
NatWest Group PLC	102,699	326,615
Piraeus Financial Holdings SA (a)	187,039	278,550
PNC Financial Services Group, Inc.	9,013	1,516,527
Signature Bank	6,652	927,954
Societe Generale Series A	36,028	906,790
Standard Chartered PLC (United Kingdom)	25,276	188,282
Starling Bank Ltd. Series D (a)(b)(c)	182,820	654,421
Sumitomo Mitsui Financial Group, Inc.	15,187	515,458
U.S. Bancorp	71,605	3,250,151
UniCredit SpA	73,629	1,005,620
Wells Fargo & Co.	270,479	12,969,468
		51,949,720
Capital Markets - 1.1%
Bank of New York Mellon Corp.	86,228	3,957,865
BlackRock, Inc. Class A	3,715	2,659,940
Cboe Global Markets, Inc.	3,995	506,726
Goldman Sachs Group, Inc.	2,431	938,731
Intercontinental Exchange, Inc.	18,584	2,012,833
State Street Corp.	45,433	3,619,647
StepStone Group, Inc. Class A	21,812	653,924
Virtu Financial, Inc. Class A	32,190	713,974
		15,063,640
Consumer Finance - 0.4%
American Express Co.	14,327	2,257,792
Capital One Financial Corp.	18,487	1,908,598
OneMain Holdings, Inc.	24,588	967,784
Shriram Transport Finance Co. Ltd.	11,369	189,382
		5,323,556
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.:
Class A (a)	1	480,280
Class B (a)	8,394	2,674,328
Sunrisemezz Ltd. (a)	26,720	3,324
		3,157,932
Insurance - 1.8%
Arthur J. Gallagher & Co.	12,020	2,393,302
Assurant, Inc.	2,588	331,833
Chubb Ltd.	5,621	1,234,315
Globe Life, Inc.	15,556	1,866,098
Hartford Financial Services Group, Inc.	37,321	2,850,205
Marsh & McLennan Companies, Inc.	20,518	3,553,307
Prudential PLC	13,824	164,436
The Travelers Companies, Inc.	57,373	10,889,969
		23,283,465
Thrifts & Mortgage Finance - 0.0%
UWM Holdings Corp. Class A (d)	24,743	110,106
TOTAL FINANCIALS		98,888,419
HEALTH CARE - 10.0%
Biotechnology - 2.3%
Amgen, Inc.	24,038	6,884,483
Gilead Sciences, Inc.	91,058	7,997,624
Legend Biotech Corp. ADR (a)	29,477	1,518,360
Regeneron Pharmaceuticals, Inc. (a)	8,721	6,555,576
Vertex Pharmaceuticals, Inc. (a)	25,634	8,110,598
		31,066,641
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	31,618	3,401,464
Boston Scientific Corp. (a)	194,516	8,805,739
Intuitive Surgical, Inc. (a)	4,614	1,247,579
ResMed, Inc.	14,923	3,435,275
		16,890,057
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)	85,193	1,495,989
AmerisourceBergen Corp.	41,753	7,126,820
Humana, Inc.	10,727	5,898,777
Option Care Health, Inc. (a)	109,030	3,282,893
Surgery Partners, Inc. (a)	102,286	2,895,717
UnitedHealth Group, Inc.	36,569	20,031,035
		40,731,231
Life Sciences Tools & Services - 0.9%
IQVIA Holdings, Inc. (a)	8,669	1,890,015
Thermo Fisher Scientific, Inc.	18,801	10,532,696
		12,422,711
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	66,629	4,528,773
Bristol-Myers Squibb Co.	49,517	3,975,225
Eli Lilly & Co.	37,850	14,045,378
Merck & Co., Inc.	12,137	1,336,526
Roche Holding AG (participation certificate)	8,155	2,663,618
Royalty Pharma PLC	129,016	5,672,834
		32,222,354
TOTAL HEALTH CARE		133,332,994
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	37,244	1,402,981
Lockheed Martin Corp.	11,415	5,538,444
Northrop Grumman Corp.	4,391	2,341,676
Raytheon Technologies Corp.	14,811	1,462,142
Space Exploration Technologies Corp. Class A (a)(b)(c)	2,000	140,000
The Boeing Co. (a)	24,929	4,459,300
		15,344,543
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	22,100	91,713
United Parcel Service, Inc. Class B	7,031	1,333,992
		1,425,705
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,574	1,470,472
Building Products - 0.4%
Trane Technologies PLC	30,979	5,527,273
Electrical Equipment - 0.7%
AMETEK, Inc.	37,767	5,378,776
Emerson Electric Co.	38,209	3,659,276
		9,038,052
Industrial Conglomerates - 0.6%
General Electric Co.	55,605	4,780,362
Honeywell International, Inc.	14,433	3,168,765
		7,949,127
Machinery - 1.7%
Caterpillar, Inc.	14,950	3,534,330
Deere & Co.	4,018	1,771,938
Dover Corp.	31,346	4,449,565
Fortive Corp.	83,661	5,651,301
Ingersoll Rand, Inc.	55,806	3,011,850
Parker Hannifin Corp.	13,801	4,125,671
		22,544,655
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	18,159	244,420
Road & Rail - 0.8%
CSX Corp.	147,866	4,833,740
Norfolk Southern Corp.	11,064	2,837,916
Old Dominion Freight Lines, Inc.	9,277	2,807,313
		10,478,969
TOTAL INDUSTRIALS		74,023,216
INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	36,979	2,974,221
IT Services - 2.5%
Accenture PLC Class A	5,660	1,703,264
Affirm Holdings, Inc. (a)	12,310	171,355
Block, Inc. Class A (a)	28,732	1,947,168
Capgemini SA	10,467	1,892,407
Cognizant Technology Solutions Corp. Class A	43,851	2,727,971
Dlocal Ltd. (a)	51,639	753,929
EPAM Systems, Inc. (a)	4,668	1,720,531
Fiserv, Inc. (a)	3,549	370,374
MasterCard, Inc. Class A	7,071	2,520,104
MongoDB, Inc. Class A (a)	8,382	1,279,848
PayPal Holdings, Inc. (a)	5,000	392,050
Snowflake, Inc. (a)	5,463	780,663
Twilio, Inc. Class A (a)	11,115	544,857
Visa, Inc. Class A	68,287	14,818,279
Wix.com Ltd. (a)	11,602	1,049,865
Worldline SA (a)(e)	20,946	992,238
		33,664,903
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	13,866	1,076,418
ASML Holding NV (Netherlands)	3,209	1,959,159
Lam Research Corp.	8,560	4,043,573
Marvell Technology, Inc.	40,966	1,905,738
MediaTek, Inc.	39,000	945,647
Microchip Technology, Inc.	51,548	4,082,086
Micron Technology, Inc.	81,589	4,703,606
NVIDIA Corp.	86,538	14,644,826
NXP Semiconductors NV	16,379	2,880,083
Renesas Electronics Corp. (a)	254,906	2,500,043
Silergy Corp.	24,000	361,316
SolarEdge Technologies, Inc. (a)	7,495	2,239,956
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	3,368,116
		44,710,567
Software - 7.0%
Adobe, Inc. (a)	21,492	7,413,236
Autodesk, Inc. (a)	15,531	3,136,485
Black Knight, Inc. (a)	3,881	240,583
CCC Intelligent Solutions Holdings, Inc. (a)(b)	3,671	33,773
Coupa Software, Inc. (a)	12,190	770,896
Cvent Holding Corp. (a)(b)	16,168	90,541
Elastic NV (a)	9,908	606,271
Five9, Inc. (a)	12,744	817,018
HubSpot, Inc. (a)	6,723	2,037,271
Intuit, Inc.	12,635	5,149,900
Microsoft Corp.	237,655	60,635,289
Salesforce.com, Inc. (a)	41,906	6,715,437
Stripe, Inc. Class B (a)(b)(c)	1,800	45,684
Synopsys, Inc. (a)	8,770	2,977,766
Workday, Inc. Class A (a)	9,651	1,620,403
		92,290,553
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	361,909	53,573,389
TOTAL INFORMATION TECHNOLOGY		227,213,633
MATERIALS - 1.9%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	7,217	2,238,425
Cabot Corp.	2,528	186,111
Celanese Corp. Class A	4,743	508,924
CF Industries Holdings, Inc.	11,289	1,221,357
Chemtrade Logistics Income Fund	19,013	131,027
Corteva, Inc.	17,583	1,180,874
DuPont de Nemours, Inc.	13,942	983,050
Ecolab, Inc.	5,613	840,996
Linde PLC	14,335	4,823,441
LyondellBasell Industries NV Class A	9,399	799,009
Olin Corp.	9,047	515,498
Sherwin-Williams Co.	5,565	1,386,687
The Chemours Co. LLC	9,845	305,687
Tronox Holdings PLC	35,115	496,175
Valvoline, Inc.	36,173	1,192,986
Westlake Corp.	2,094	225,419
		17,035,666
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,740	637,675
Vulcan Materials Co.	3,829	701,971
		1,339,646
Containers & Packaging - 0.1%
Aptargroup, Inc.	3,470	368,306
Crown Holdings, Inc.	1,876	154,226
Greif, Inc. Class A	5,483	385,510
Sealed Air Corp.	9,793	521,281
		1,429,323
Metals & Mining - 0.4%
Alcoa Corp.	6,722	336,974
First Quantum Minerals Ltd.	55,513	1,319,783
Freeport-McMoRan, Inc.	54,297	2,161,021
Glencore PLC	67,739	462,259
Reliance Steel & Aluminum Co.	3,885	820,862
		5,100,899
TOTAL MATERIALS		24,905,534
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc.	565	87,920
American Tower Corp.	12,856	2,844,390
Corporate Office Properties Trust (SBI)	28,160	782,003
Crown Castle International Corp.	16,169	2,286,782
CubeSmart	11,879	491,672
Elme Communities (SBI)	13,524	267,234
Equinix, Inc.	3,759	2,596,153
Equity Lifestyle Properties, Inc.	22,515	1,495,446
Essex Property Trust, Inc.	3,534	778,823
Host Hotels & Resorts, Inc.	77,309	1,464,232
Invitation Homes, Inc.	40,609	1,325,072
Kilroy Realty Corp.	1,426	61,632
Life Storage, Inc.	1,258	135,222
Mid-America Apartment Communities, Inc.	6,662	1,098,431
Prologis (REIT), Inc.	24,616	2,899,519
Simon Property Group, Inc.	3,597	429,626
Ventas, Inc.	16,774	780,494
Welltower, Inc.	17,227	1,223,634
		21,048,285
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	92,924	1,061,192
WeWork, Inc. (a)	37,360	103,114
		1,164,306
TOTAL REAL ESTATE		22,212,591
UTILITIES - 1.9%
Electric Utilities - 1.4%
Constellation Energy Corp.	23,238	2,233,637
Edison International	15,832	1,055,361
Exelon Corp.	43,510	1,800,009
FirstEnergy Corp.	42,777	1,764,123
NextEra Energy, Inc.	61,869	5,240,304
PG&E Corp. (a)	141,146	2,215,992
PPL Corp.	40,168	1,185,759
Southern Co.	45,787	3,097,033
		18,592,218
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	51,457	1,488,136
Multi-Utilities - 0.4%
Dominion Energy, Inc.	28,428	1,737,235
NiSource, Inc.	27,459	767,204
Public Service Enterprise Group, Inc.	10,076	610,102
Sempra Energy	15,181	2,522,930
		5,637,471
TOTAL UTILITIES		25,717,825
TOTAL COMMON STOCKS (Cost $810,987,706)		876,408,179

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (a)(b)(c)	1,863	342,811

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(b)(c)	1,784	89,878
Series B2(a)(b)(c)	1,176	59,247
		149,125
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	731	60,249

TOTAL INDUSTRIALS		209,374

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(b)(c)	6,103	85,930

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (a)(b)(c)	18,600	189,162
GaN Systems, Inc.:
Series F1(b)(c)	2,171	11,962
Series F2(b)(c)	1,146	6,314
Xsight Labs Ltd. Series D (a)(b)(c)	6,632	46,689
		254,127
Software - 0.1%
Algolia, Inc. Series D (a)(b)(c)	3,612	56,600
Bolt Technology OU Series E (b)(c)	957	122,430
Databricks, Inc.:
Series G(a)(b)(c)	444	20,979
Series H(a)(b)(c)	2,574	121,622
Skyryse, Inc. Series B (a)(b)(c)	7,300	146,803
Stripe, Inc. Series H (a)(b)(c)	700	17,766
		486,200
TOTAL INFORMATION TECHNOLOGY		826,257

TOTAL CONVERTIBLE PREFERRED STOCKS		1,378,442
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (a)(c)	12,063	177,688
Gupshup, Inc. (a)(b)(c)	3,298	58,540
		236,228
TOTAL PREFERRED STOCKS (Cost $1,765,924)		1,614,670

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.89% to 4.08% 12/1/22 to 2/2/23 (g) (Cost $846,050)	850,000	846,044

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(h) (Cost $50,872)	50,872	33,026

Fixed-Income Funds - 32.1%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $480,047,720)	4,378,842	426,937,107

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (j)	7,070,610	7,072,024
Fidelity Securities Lending Cash Central Fund 3.86% (j)(k)	953,578	953,674
TOTAL MONEY MARKET FUNDS (Cost $8,025,697)		8,025,698

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,301,723,969)	1,313,864,724
NET OTHER ASSETS (LIABILITIES) - 1.1%	14,599,394
NET ASSETS - 100.0%	1,328,464,118

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	58	Dec 2022	11,835,625	608,936	608,936

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,590,093 or 0.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,007,969 or 0.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $242,663.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astera Labs, Inc. Series C	8/24/21	62,529

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	57,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Cvent Holding Corp.	7/23/21	161,680

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

GaN Systems, Inc. Series F1	11/30/21	18,410

GaN Systems, Inc. Series F2	11/30/21	9,718

GaN Systems, Inc. 0%	11/30/21	50,872

Gupshup, Inc.	6/08/21	75,409

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp. Class A	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21	28,088

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	22,110,015	73,237,727	88,275,718	121,354	-	-	7,072,024	0.0%
Fidelity High Income Central Fund	6	-	6	-	(1)	1	-	0.0%
Fidelity Investment Grade Bond Central Fund	356,998,527	79,584,147	-	2,970,816	-	(9,645,567)	426,937,107	1.3%
Fidelity Securities Lending Cash Central Fund 3.86%	869,750	2,590,157	2,506,233	2,534	-	-	953,674	0.0%
Total	379,978,298	155,412,031	90,781,957	3,094,704	(1)	(9,645,566)	434,962,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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